SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF EXCHANGE RATE	Exchange rate used for the translation as follows:
US$ to RMB	Period End	Average
September 30, 2025	7.1190	7.1947
March 31, 2025	7.2567	7.2163
September 30, 2024	7.0181	7.2015
Exchange rate used for the translation as follows:
US$ to RMB	Period End	Average
March 31, 2025	7.2567	7.2163
March 31, 2024	7.2212	7.1533

SCHEDULE OF PROPERTY AND EQUIPMENT DEPRECIATION	Property and equipment are depreciated on a straight-line basis over the following periods:
Leasehold improvements	2 years
Office furniture and equipment	3 years
Property and equipment are depreciated on a straight-line basis over the following periods:
Leasehold improvements	2 years
Office furniture and equipment	3 years

SCHEDULE OF INTANGIBLE ASSETS ARE AMORTIZED ON A STRAIGHT - LINE BASIS	Intangible assets are amortized on a straight-line basis over the following periods:
Patent	10 years
Intangible assets are amortized on a straight-line basis over the following periods:
Patent	10 years